Factoring Agreement (Details) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Factoring Agreement (Textual)
Period of factoring agreement	1 year
Percentage of total receivable's face value exchanged under factoring agreement	85.00%
Aggregate amount under factoring agreement		$ 4,693,000	$ 3,850,000
Advance received under factoring agreement		4,708,000	3,272,000
Outstanding receivables purchased by factor		638,000	950,000
Loan payable to factor		542,530	827,075
Factor fees		$ 138,000	$ 119,000